Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net loss	$ (1,641,819)	$ (323,647)	$ (4,424,413)	$ (1,082,204)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	571	0	280	0
Accrued interest expense	76,694	100,292	318,215	340,268
Amortization of deferred financing costs	476,105		60,398
Debt discount amortization	119,542	47,306	437,115	67,104
Warrants issued with Line of Credit			520,487
Stock-based compensation	68,706		256,642
Warrants issued to consultants	324,532		379,349
Loss on sale of marketable securities		1,484	9,624
Transaction costs financed through notes payable			590,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	417	(2,950)	(78,750)	(10,767)
Deferred financing costs			(543,401)	4,717
Other receivables - related party			(75,000)
Advances due to related party		89,441	(41,300)	41,300
Accounts payable and accrued expenses	83,438	85,058	(164,864)	114,217
Net cash (used in) operating activities	(491,814)	(3,016)	(2,755,618)	(525,365)
Investing activities
Purchase of property and equipment	(504)		(11,901)
Proceeds from sale of marketable securities		18,820	37,377
Net cash provided by (used in) investing activities	(504)	18,820	25,476
Financing activities
Proceeds from the issuance of common stock			480,000
Repayment of debt			(590,000)
Proceeds from issuance of notes payable - related party			553,371	524,533
Repayment of notes payable - related party			(303,371)
Proceeds from issuance of notes payable			5,250,000
Net cash provided by financing activities			5,390,000	524,533
Net increase (decrease) in cash	(492,318)	15,804	2,659,858	(832)
Cash, beginning of period	2,661,396	1,538	1,538	2,370
Cash, end of period	2,169,078	17,342	2,661,396	1,538
Supplemental non-cash information
Note payable received in the form of investments		50,000
Conversion of notes payable and accrued interest				129,717
Accrued transaction costs				2,047
Issuance of warrants in connection with Notes Payable, net of amortization included above			248,744	150,367
Issuance of warrants in payment of financing fees			21,738
Interest paid	106,250		72,014
Taxes paid	$ 1,600	$ 800	$ 248,744	$ 800